REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Sale of goods	¥ 182,989	¥ 327,581	¥ 498,189
Other income
Interest income	49	73	36
Foreign exchange gain	124	74	450
Consulting income	7,249	109	0
Rent deposit refund	0	88	0
Other income	223	96	0
Gain on disposal of fixed assets	0	0	0
Rental income	14,286	14,196	14,151
Total Other Income	¥ 21,931	¥ 14,636	¥ 14,637